Summary of significant accounting policies - Summary of Revenue Segregated by Geographic Region (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Revenues From External Customers And Long Lived Assets [Line Items]
Total net revenues	¥ 4,986,706	$ 782,522	¥ 447,686	¥ 1,422,623
Mainland China
Revenues From External Customers And Long Lived Assets [Line Items]
Total net revenues	1,779,923		379,418	1,063,630
Kazakhstan
Revenues From External Customers And Long Lived Assets [Line Items]
Total net revenues	711,596		47,792
Cyprus
Revenues From External Customers And Long Lived Assets [Line Items]
Total net revenues	633,322
Canada
Revenues From External Customers And Long Lived Assets [Line Items]
Total net revenues	402,489		162	22,738
Australia
Revenues From External Customers And Long Lived Assets [Line Items]
Total net revenues	361,377		114	3,591
United States of America
Revenues From External Customers And Long Lived Assets [Line Items]
Total net revenues	312,722		3,528	46,045
Thailand
Revenues From External Customers And Long Lived Assets [Line Items]
Total net revenues	289,013		31	171
Sverige
Revenues From External Customers And Long Lived Assets [Line Items]
Total net revenues	152,127		8	326
Hong Kong Special Administrative Region
Revenues From External Customers And Long Lived Assets [Line Items]
Total net revenues	87,971		12,301	11,216
Japan
Revenues From External Customers And Long Lived Assets [Line Items]
Total net revenues	3			236,206
Other Foreign Countries
Revenues From External Customers And Long Lived Assets [Line Items]
Total net revenues	¥ 256,163		¥ 4,332	¥ 38,700